Business Combinations	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Business Combinations
(2)	Business Combinations

Acquisition of Certain Assets and Liabilities of First Federal Bank of Florida. On November 13, 2015, the Bank, pursuant to a purchase and assumption agreement, assumed the deposits and certain loans from two branch offices of First Federal Bank of Florida. The branch offices are located in Bradenton and Sarasota, Florida. The purchase and assumption added $47.0 million in deposits and $7.9 million in loans. Sunshine Bank also purchased the real estate and selected fixed assets associated with the branches. The Company acquired these assets and liabilities to expand its market presence to Sarasota and Manatee Counties, Florida and to capitalize on the demographically attractive I-75 corridor between Tampa and Sarasota, Fl. The Company incurred approximately $171,000 in acquisition related expenses.

Acquisition of Community Southern Holdings, Inc. On June 30, 2015, the Company acquired 100% of the outstanding common shares of Community Southern Holdings, Inc. for cash of $30.3 million, through an Agreement and Plan of Merger (the “Merger”). Community Southern Holdings, Inc. was merged into the Company and Community Southern Bank was merged into the Bank. The Company acquired $250.4 million in assets and assumed $214.4 million in liabilities and stockholders’ equity and exchanged $5.7 million in preferred stock to the U.S. Treasury as part of its Small Business Lending Fund. The exchanged shares were subsequently redeemed on September 30, 2015 at their par value of $5.7 million. The Company acquired these assets and liabilities to expand its market presence to Polk and Orange Counties, Florida and to strengthen its position along the demographically attractive I-4 corridor. The Company incurred approximately $1.3 million in merger and acquisition related expenses. Management used market quotations to measure the fair value of investment securities and FHLB advances.

Community Southern Bank’s loans were measured at fair value by discounting both expected principal and interest cash flows using an observable discount rate for similar instruments that a market participant would consider in determining fair value. Additionally, consideration was given to management’s best estimates of default rates and payment speeds. At acquisition, Community Southern Bank’s loan portfolio totaled $170.0 million and was recorded at a fair value of $171.5 million. The following table summarizes the fair value of assets acquired, liabilities assumed and stockholders’ equity exchanged on the date of acquisition (in thousands):

	Community Southern Holdings, Inc.	First Federal Branch Acquisition	Total
Cash and cash equivalents	$10,183	$38,165	$48,348
Securities available for sale	44,372	—	44,372
Loans	171,476	7,932	179,408
Premises and equipment	6,097	2,630	8,727
Federal Home Loan Bank stock	1,540	—	1,540
Bank owned life insurance	4,585	—	4,585
Deferred tax asset	2,095	—	2,095
Goodwill	8,662	838	9,500
Core deposit intangible	588	67	655
Accrued interest receivable	685	—	685
Other real estate owned	32	—	32
Other assets	82	16	98

Total assets acquired	$250,397	$49,648	$300,045

Deposits	178,912	47,015	225,927
Federal Home Loan Bank advances	31,480	—	31,480
Other borrowings	3,285	—	3,285
Other liabilities	726	3	729
Preferred Stock	5,700	—	5,700

Total liabilities assumed	220,103	47,018	267,121

Net assets acquired	$30,294	$2,630	$32,924

(2)	Business Combinations

Agreement to Acquire Certain Assets and Liabilities of First Federal Bank of Florida. On November 13, 2015, pursuant to a purchase and assumption agreement signed July 16, 2015, the Bank assumed the deposits and certain loans from two branch offices of First Federal Bank of Florida in Manatee county. The branch offices are located in Bradenton and Sarasota, Florida. The purchase and assumption added $47.0 million in deposits and $7.9 million in loans. Sunshine Bank also purchased the real estate and some selected fixed assets associated with the branches. The Company acquired these assets and liabilities to expand its market presence to Sarasota and Manatee Counties, Florida and to capitalize on the demographically attractive I-75 corridor between Tampa and Sarasota, Fl. The Company incurred approximately $171,000 in merger and acquisition related expenses.

Agreement to Acquire Community Southern Holdings, Inc. On June 30, 2015, the Company acquired 100% of the outstanding common shares of Community Southern Holdings, Inc. for cash of $30.3 million, through an Agreement and Plan of Merger (the “Merger”). Community Southern Holdings, Inc. was merged into the Company and Community Southern Bank was merged into the Bank. The Company acquired $250.4 million in assets and assumed $214.4 million in liabilities and stockholders’ equity and exchanged $5.7 million in preferred stock to the U.S. Treasury as part of its Small Business Lending Fund. The exchanged shares were subsequently redeemed on September 30, 2015 at their par value of $5.7 million. The Company acquired these assets and liabilities to expand its market presence to Polk and Orange Counties, Florida and to strengthen its position along the demographically attractive I-4 corridor. The Company incurred approximately $1.3 million in merger and acquisition related expenses.

The following table summarizes the fair value of assets acquired, liabilities assumed and stockholders’ equity exchanged on the date of acquisition and for the year ended December 31, 2015 in total.

	Community Southern Holdings, Inc.	First Federal Branch Acquisition	Total
Cash and cash equivalents	$10,183	$38,165	$48,348
Securities available for sale	44,372	—	44,372
Loans	171,476	7,932	179,408
Premises and equipment	6,097	2,630	8,727
Federal Home Loan Bank stock	1,540	—	1,540
Bank owned life insurance	4,585	—	4,585
Deferred tax asset	2,095	—	2,095
Goodwill	8,662	838	9,500
Core deposit intangible	588	67	655
Accrued interest receivable	685	—	685
Other real estate owned	32	—	32
Other assets	82	16	98

Total assets acquired	$250,397	$49,648	$300,045
Deposits	178,912	47,015	225,927
Federal Home Loan Bank advances	31,480	—	31,480
Other borrowings	3,285	—	3,285
Other liabilities	726	3	729
Preferred Stock	5,700	—	5,700

Total liabilities assumed	220,103	47,018	267,121

Net assets acquired	$30,294	$2,630	$32,924

Results of operations for Community Southern Holdings, Inc. prior to the acquisition date are not included in the Consolidated Statement of Operations for the years ended December 31, 2014 and 2015. The following table presents financial information regarding the former Community Southern Holdings, Inc. operations excluded from the Consolidated Statement of Operations prior to the date of acquisition:

Actual from January 1, 2015 Through June 30, 2015 (Unaudited) (in thousands)
Net interest income	$3,642

Noninterest income	$331

Net loss	$(1,470)

The following table presents unaudited pro forma information as if the acquisition of Community Southern Holdings, Inc. had occurred on January 1, 2015.

	Unaudited pro forma information For the year ended,
	2015	2014
	(in thousands, except per share data)
Net interest income	$14,417	$10,379

Noninterest income	$1,960	$1,330

Net (Loss) income	$(3,873)	$1,452

Pro forma Loss per share-Basic and Diluted	$(0.90)	N/A

The tables above have been prepared for comparative purposes only and are not necessarily indicative of the actual results that would have been attained had the acquisition occurred as of the beginning of the periods presented, nor is it indicative of future results. Furthermore, the unaudited pro forma information does not reflect the Company’s estimate of any revenue-enhancing opportunities nor anticipated cost savings as a result of the integration and consolidation of the acquisition.